Segment Information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Information	Segment Information
Products and services from which reportable segments derive their revenues
The Group manages its businesses by divisions, which are organized based on the nature of the products and services offered. For management purposes, the Group is divided into three reportable segments under IFRS 8, which align with how the Group’s Chief Operating Decision Maker (the "CODM") reviews financial performance and allocates resources.
In the prior years, the Group had identified two operating segments, Prevention segment and Diagnostics segment. Upon acquisition of Europa and launch of IM8 products in 2024, the Company identified a new reportable segment, the Consumer Health segment.
The Group now operates its businesses in three reportable segments: (i) Prevention segment, (ii) Diagnostics segment and (iii) Consumer Health segment. The Group’s reportable segments are as follows:
1.Prevention being the design and sale of genetic testing;
2.Diagnostics being the sale of precision oncology services; and
3.Consumer Health being provision of consumer health products, including health and wellness products, and fulfillment and distribution services of sports nutrition products.
The following is an analysis of the Group’s revenue and gross profit from continuing operations by reportable segments. Performance is measured based on gross profit from continuing operations, as included in the internal management reports that are reviewed by the CODM:

	Prevention	Diagnostics	Consumer Health	Unallocated	Total from continuing operations
2024
Revenue	$10,367	$14,685	$5,569	$—	$30,621
Gross profit	5,126	9,119	1,155	—	15,400
2023
Revenue	6,155	15,588	n/a	—	21,743
Gross profit/(loss)	3,115	7,657	n/a	(1,942)	8,830
2022
Revenue	13,164	—	n/a	—	13,164
Gross profit/(loss)	4,392	—	n/a	(774)	3,618
Unallocated direct costs represent the unallocated depreciation and amortization related to property, plant and equipment and intangible assets commonly used across segments, and certain staff costs commonly worked across segments.
Segment revenue from continuing operations reported above represents revenue generated from external customers. There were no inter-segment sales for the years ended December 31, 2022, 2023 and 2024.
No analysis of the Group’s assets and liabilities by reportable segment is disclosed as they are not regularly provided to the CODM for review.
Segment gross profit represents the gross profit earned by each segment without allocation of certain direct costs associated with depreciation and amortization and certain staff costs commonly used across segments. This is the measure reported to the CODM for the purposes of resource allocation and performance assessment.
The following is the reconciliation of the reportable segments' gross profit from continuing operation to the loss before taxation for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Gross profit	$15,400	$8,830	$3,618
Other income and other net gains	2,745	4,507	430
Selling and distribution expenses	(8,636)	(8,243)	(4,738)
Research and development expenses	(10,923)	(11,662)	(5,989)
Impairment loss of goodwill	—	(3,900)	—
Administrative and other operating expenses	(46,730)	(41,438)	(59,343)
Fair value loss on financial assets at fair value through profit or loss	(8,869)	(7,135)	(9,363)
Share-based payment on listing	—	—	(89,547)
Fair value loss on preference shares liabilities	—	—	(60,091)
Fair value gain on warrant liabilities	49	3,351	3,197
Gain on partial disposal of an equity-accounted investee	1,244	—	—
Share of loss of equity-accounted investees, net of tax	(1,779)	(859)	—
Other finance costs	(203)	(120)	(3,995)
Loss before taxation	$(57,702)	$(56,669)	$(225,821)
Revenues from major products and services
The Group’s revenues from continuing operations from its major products and services are disclosed in note 5.
Geographical information
Information about the Group's revenue from continuing operations from external customers is presented based on the location of the customers. Information about the Group's non-current assets is presented based on the geographical location of the assets.
Continuing operations

	Revenue from external customers			Non-current assets
	2024	2023	2022	2024	2023
Hong Kong	$14,266	$8,964	$13,164	$120,421	$147,559
The United States	5,511	—	—	1,054	—
United Kingdom	2,780	2,270	—	185	213
Taiwan	7,092	9,325	—	3,484	2,386
Rest of the world	972	1,184	—	1,180	954
	$30,621	$21,743	$13,164	$126,324	$151,112
Non-current assets exclude those relating to discontinued operation, financial assets at fair value through profit or loss and deferred tax assets.
Information about major customers
No single customer from continuing operations contributed 10% or more to the Group's revenue from continuing operations in 2024, 2023 and 2022.